BACKGROUND	12 Months Ended
Dec. 31, 2022
Background
BACKGROUND

1.	BACKGROUND

On June 4, 2021, Codere Online Luxembourg, S.A. (the “Company”, “Codere Online” or “Parent” and, together with its subsidiaries, the “Group”), was incorporated and was registered in Luxembourg as a public limited company (société anonyme) under the laws of Luxembourg with its registered office at 7, rue Robert Stumper, L-2557 Luxembourg, Grand Duchy of Luxembourg and has been registered with the Luxembourg trade and companies register (Registre de commerce et des sociétés, Luxembourg) under the number B255798.

The Group (formerly denominated Codere Online Business) is comprised of the integrated online gambling operations of Codere S.A. and its subsidiaries (“Codere Group”) located in Spain, United States, Mexico, Colombia, Panama, Gibraltar, Israel, Argentina and Malta focused on online gambling and other online services. Codere Group controls the Group through Codere Newco, S.A.U. (“CNEW”) holding approximately 66.5% of the ordinary shares of Parent.

Codere Group means until November 19, 2021, Codere S.A. and its subsidiaries and from November 19, 2021, Codere New Topco S.A., a limited liability company (societé anonyme) governed by the laws of the Grand Duchy of Luxembourg, and its subsidiaries, including CNEW. Codere Group is a leading international gaming operator that operates slot machines, bingo seats and sports betting terminals in Latin America (Argentina, Colombia, Mexico, Panama and Uruguay), Spain and Italy, across various gaming venues, including gaming halls, arcades, bars, sports betting shops and horse racetracks. Codere Group has been listed on the Madrid Stock Exchange since October 19, 2007 and was delisted in 2021 as a result of a corporate restructuring.

The perimeter of the Group consists of 10 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Gibraltar, Israel, Argentina and Malta) and 2 holding companies (Spain and Luxembourg).

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Codere Online U.S. Corp.	Supporting Entity	100%	United States
Servicios de Juego Online S.A.U.	Holding Company	100%	Spain
Codere Online S.A.U.	Operating Entity	100%	Spain
Codere Online Colombia SAS*	Operating Entity	100%	Colombia
Codere Online Panama S.A.*	Operating Entity	100%	Panama
LIFO AenP*	Operating Entity	99.99%	Mexico
Codere Online Operator LTD	Operating Entity	100%	Malta
Iberargen, S.A. (online business)**	Operating Entity	95%	Argentina
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar

*	In Panama, Colombia and Mexico new entities were created on October 1, 2021 and incorporated with Servicios de Juego Online S.A.U. (Codere Online Panama S.A., Codere Online Colombia SAS and LIFO AenP, respectively). In the historical combined carve-out financial statements, the assets, liabilities and results related to the online businesses in Panama, Colombia and Mexico were carved-out from the Hipica de Panama S.A., Codere Colombia S.A. and Libros Foráneos S.A. de CV entities, respectively. This was the same case for the first nine months of results included in the consolidated carve-out income statement for the year ended December 31, 2021.
**	On November 15, 2021, Iberargen, S.A. a subsidiary within the Codere Group, and SEJO, a subsidiary of Parent, entered into an agreement (as amended from time to time, the “Argentina Restructuring Agreement”) pursuant to which: (i) the parties agreed to jointly incorporate a new company in Argentina, Codere Online Argentina, S.A., with Codere Argentina, S.A. and SEJO initially retaining 5% and 95% stakes, respectively. Codere Online Argentina, S.A. was still pending to be incorporated as of December 31, 2021; therefore, the assets, liabilities and results related to the online business in Argentina were carved-out from the Iberagen, S.A. entity and included within the consolidated carve-out financial statements. Additionally, as operations in Argentina began on December 1, 2021, only one month of results are included in the consolidated carve-out income statement for the year ended December 31, 2021.

Following the incorporation of Parent, the creation of the Group was performed in three steps. The first two steps relate to the reorganization of all the online businesses of Servicios de Juego Online, S.A.U. (the “Restructuring”), which involved (1) the transfer of the relevant entities and businesses that were not direct or indirect subsidiaries or businesses of Servicios de Juego Online, S.A.U. (“SEJO”) to SEJO, (2) the transfer of SEJO to Codere Online Luxembourg. The third step relates to the business combination agreement, which was entered into on June 21, 2021, between DD3 Acquisition Corp. II (“DD3”), a publicly listed entity in the United States whose shares were traded on the Nasdaq Capital Market (“Nasdaq”), Codere Online U.S. Corp (“Merger Sub”), a Delaware corporation newly created in 2021 as part of this transaction, CNEW, SEJO and the Company (the “Business Combination Agreement”).

The first step of the creation of the Group (the “Restructuring”) involved a corporate restructuring where all of the Codere Group’s online gaming, gambling, casino, slots, poker, bingo, sports betting, betting exchanges, lottery operations, racing, and pari-mutuel activities became operated or owned by SEJO and its subsidiaries by holding or receiving assets, rights and/or entities from the Codere Group, as set forth in the Business Combination Agreement (except that, in Colombia, Panama and the City of Buenos Aires (Argentina), in lieu of causing the consummation of the restructuring step plan agreed with DD3 in respect of each of such jurisdictions, the Group entered into a Restructuring Agreement with the relevant subsidiaries of Codere Group in the affected jurisdiction). Prior to the corporate restructuring, the following entities were already wholly owned subsidiaries of SEJO: Codere Israel Marketing Support Services LTD, Codere Online Operator LTD, Codere Online Management Services LTD (“OMSE”), and Codere (Gibraltar) Marketing Services LTD.

In Spain and Italy, Codere Online, S.A.U. and Codere Scommese S.R.L., respectively, were transferred to, and became wholly owned subsidiaries of SEJO on June 27, 2021, which became in turn a subsidiary of Parent upon consummation of the Exchange.

In Panama and Colombia, new entities (Codere Online Panama S.A. and Codere Online Colombia SAS, respectively) were incorporated with SEJO as sole or majority shareholder as of October 1, 2021.

On November 15, 2021, Codere Colombia S.A., a subsidiary within Codere Group and the current holder of the online gaming license, and Codere Online Colombia entered into the following agreements, which were amended on November 30, 2021:

(i)	a sale and transfer agreement (as amended from time to time, the “Sale and Transfer Agreement”) that governed the terms and conditions of the assignment, from Codere Colombia S.A. to Codere Online Colombia S.A.S., of all the assets, contracts and employees necessary for the operation of the Colombian online gaming business by Codere Online Colombia S.A.S. Certain of such assets and contracts are pending assignment as of the date of this annual report. In addition, Codere Colombia S.A. agreed to take any required action for the prompt approval, by the Colombian regulator (“Coljuegos”), of the transfer of the Colombian License to Codere Online Colombia S.A.S.

(ii)	a joint accounts agreement (contrato de cuentas en participacion) (as amended from time to time, the “Joint Accounts Agreement”) pursuant to which, pending the effective transfer of the Colombia License to Codere Online Colombia S.A.S. (or, if applicable, the granting of a new license to Codere Online Colombia S.A.S.), the parties agreed to jointly exploit the Colombia License, with Codere Online Colombia S.A.S. effectively retaining 99.00% of any distributed profits and generally managing the online gaming business; and

(iii)	a license assignment agreement (as amended from time to time, the “License Assignment Agreement” and, together with the Sale and Transfer Agreement and the Joint Accounts Agreement, the “Colombia Restructuring Agreements”) pursuant to which Codere Colombia S.A. agreed to assign the Colombian License to Codere Online Colombia S.A.S., subject to the approval of Coljuegos.

The transfer of the Colombian license to Codere Online Colombia S.A.S. was formally requested on December 21, 2021 pursuant to Agreement 08/2020 and Resolutions No. 20161200025334, 20164000029574 of 2016 and 20201000008294 of 2020. As of July 1, 2022, the transfer of the Colombian license to Codere Online Colombia S.A.S. has been approved from Coljuegos and Codere Online Colombia S.A.S. began operating the online business in Colombia under the Colombia License on September 1, 2022.

On November 15, 2021, Hipica de Panama, S.A. (“HIPA”), Alta Cordillera, S.A. (“ALTA”), and Codere Online Panama, entered into an agreement (as amended from time to time the “HIPA Restructuring Agreement”), pursuant to which: (i) HIPA assigned to Codere Online Panama, and Codere Online Panama accepted the assignment of HIPA’s right, title and obligations under certain employment agreements with certain HIPA employees; (ii) HIPA assigned to Codere Online Panama, and Codere Online Panama accepted the assignment of HIPA’s right, title and obligations under certain sponsorship, licensing, marketing and other services agreements; (iii) HIPA assigned to Codere Online Panama, and Codere Online Panama accepted the assignment of HIPA’s right and title to certain assets in connection with HIPA’s online gaming operations; and until the transfer of the ALTA license to Codere Online Panama is effective, Codere Online Panama agreed to provide certain operational and advisory services to HIPA in exchange for monthly payments from HIPA amounting to 99% of HIPA’s net income from gaming operations. The HIPA Restructuring Agreement was amended on November 30, 2021.

In addition, on December 1, 2021, upon the commencement of the term of the ALTA license, Codere Online Panama and ALTA entered into an agreement (as amended from time to time the “ALTA Restructuring Agreement” and the HIPA Restructuring Agreement, as partially terminated and superseded by the ALTA Restructuring Agreement, the “Panama Restructuring Agreements”) whereby Codere Online Panama agreed to provide certain operational and advisory services to ALTA in exchange for periodic payments on similar terms to the HIPA Restructuring Agreement, terminating and superseding the HIPA Restructuring Agreement with respect to the services being provided by Codere Online Panama to HIPA. The agreement between Codere Online Panama and ALTA shall terminate, among other things, if Codere Online Panama requests the transfer of the ALTA license to Codere Online Panama and such transfer is authorized by the Panama Gambling Control Board.

On June 21, 2021, Libros Foráneos, S.A. de C.V. (“LIFO”) and SEJO entered into an agreement in order to regulate their rights and obligations in respect of the online gaming business in Mexico that LIFO is authorized to conduct pursuant to the LIFO license granted by the Mexican authorities (the “AenP Agreement”). Pursuant to the AenP Agreement, SEJO and LIFO agree to make certain contributions in favour of an “Asociación en Participación” or “AenP” (an unincorporated joint venture) created by virtue of the AenP Agreement and LIFO agrees to grant SEJO a 99.99% share in the profit and losses of the online gaming business in Mexico. The AenP shall have its own tax identification number.

On November 15, 2021, Iberargen, S.A. a subsidiary within the Codere Group, and SEJO entered into an agreement (as amended from time to time, the “Argentina Restructuring Agreement”) pursuant to which:

(i)	the parties agreed to jointly incorporate a new company in Argentina, Codere Online Argentina, S.A., with Iberargen, S.A. and SEJO initially retaining 5% and 95% stakes, respectively; Iberargen, S.A. agreed to assign any economic rights related to its 5% stake to SEJO and to seek to transfer such stake to SEJO, provided such transfer is legally allowed and does not affect Codere Online Argentina, S.A.’s operations or the Buenos Aires License;

(ii)	Iberargen, S.A. undertook to take any required action to facilitate the approval, by Loteria de la Ciudad de Buenos Aires (“LOTBA”), of the transfer of the Buenos Aires License to Codere Online Argentina, S.A.;

(iii)	Iberargen, S.A. undertook to, upon LOTBA’s approval of such transfer (or, if applicable, the granting of a new license to Codere Online Argentina, S.A. by LOTBA) (the “Condition Precedent”), assign to Codere Online Argentina, S.A. the Buenos Aires License (if applicable) as well as any assets, contracts and employees necessary for the operation of the Argentine online gaming business by Codere Online Argentina, S.A.;

(iv)	Iberargen, S.A. agreed to, if LOTBA authorized it to operate in the City of Buenos Aires before the Condition Precedent is satisfied (as is currently the case), exploit the Buenos Aires License pursuant to the instructions of SEJO (or, once it is incorporated and duly registered, Codere Online Argentina, S.A.), with any resulting expenses and income being assigned to the latter; and

(v)	if LOTBA denies the transfer of the Buenos Aires License, and there is no reasonable likelihood that it will grant a new license to Codere Online Argentina, S.A. during the term of the Buenos Aires License, Iberargen, S.A. and Codere Online Argentina, S.A. shall enter into a Temporary Union Contract (contrato de union transitoria) and exploit the Buenos Aires License thereunder, with Codere Online Argentina, S.A. effectively retaining any distributed profits and generally managing the online gaming business.

The second step of the creation of the Group (the “Exchange”) involved the transfer of SEJO to Parent in exchange for 29,970,000 of additional newly issued ordinary shares of Parent, nominal value of €1 per ordinary share, which were issued to CNEW. CNEW is a Spanish public limited liability company (Sociedad Anónima Unipersonal), having its registered office at 26, Avenida de Bruselas, 28108 Alcobendas, Madrid, Spain and registered with the trade registry of Madrid under the reference Volume 34399, page 192, section 8, Sheet M-618.784 and is the sole shareholder of the Company.

As explained above, the Group was reorganized through a series of corporate transactions. Firstly, the Restructuring and secondly the Exchange, which was the non-monetary contribution of SEJO to the Company at book value in exchange for 29,970,000 ordinary shares of the Company effective on November 29, 2021 (see Note 9). As result SEJO became a wholly owned subsidiary of Parent. The reorganization of all the online business under SEJO and the subsequent non-monetary contribution was considered a business combination under common control using the “predecessor accounting method”.

The third step relates to the merger (the “Merger”) of Codere Online U.S. Corp with and into DD3, with DD3 surviving the Merger as a wholly owned subsidiary of Parent. In connection therewith, DD3’s corporate name changed to “Codere Online U.S. Corp”. The Merger was closed on November 30, 2021, and immediately prior thereto, each share of DD3 Class B Common Stock issued and outstanding immediately prior to the close of the Merger was automatically converted and exchanged for one validly issued, fully paid and non-assessable share of DD3 Class A Common Stock (the “Class B Conversion”). Additionally, each share of DD3 Class A Common Stock issued and outstanding immediately prior to the close of the Merger (15,121,956 shares) was exchanged for one share of the Company (the “Ordinary Shares Merger Issuance”) pursuant to a share capital increase of the Company (the “Parent Capital Increase”) (see Note 9). Additionally, the conversion of each DD3 warrant (6,435,000 warrants), which no longer represented a right to acquire one share of DD3 Class A Common Stock was substituted by the right to acquire one Company ordinary share on substantially the same terms. The Merger was not considered a business combination under IFRS 3, Business Combinations, but rather it has been accounted for under IFRS 2, Share-based Payment, as DD3 was not considered to be a business based on IFRS 3. As a result of the Exchange and the Merger completed on November 29 and November 30, 2021, respectively, SEJO and DD3 became direct wholly owned subsidiaries of the Company.

The transactions detailed above pursuant to the Business Combination Agreement, including the Restructuring, the Exchange, the Class B Conversion, the Merger and the Parent Capital Increase, collectively represent the “Business Combination”.

The ordinary shares and warrants of Parent have been listed on the Nasdaq since December 1, 2021.